CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2021	€ 32,717	€ 7,027	€ 110,264	€ (85,974)	€ 1,400	€ (230)	€ 32,487
Loss for the period	(11,170)			(11,170)		(84)	(11,254)
Foreign currency translations	(572)				(572)		(572)
Reclassification to profit or loss on deconsolidation of subsidiary	(1,475)				(1,475)		(1,475)
Equity-settled share-based payment	49		49				49
Change of non-controlling interests due to capital increase	(668)		(668)			668
Balance at the end at Sep. 30, 2022	18,881	7,027	109,645	(97,144)	(647)	354	19,235
Balance at the beginning at Dec. 31, 2021	32,717	7,027	110,264	(85,974)	1,400	(230)	32,487
Loss for the period							(11,409)
Balance at the end at Dec. 31, 2022	24,427	9,135	112,996	(97,240)	(464)	295	24,722
Loss for the period	(9,996)			(9,996)		(71)	(10,067)
Foreign currency translations	(177)				(177)		(177)
Equity-settled share-based payment	102		102				102
Balance at the end at Sep. 30, 2023	€ 14,356	€ 9,135	€ 113,098	€ (107,236)	€ (641)	€ 224	€ 14,580